Share-based compensation	12 Months Ended
Dec. 31, 2021
Share-based compensation [Abstract]
Share-based compensation [Text Block]

27Share-based compensation

The purpose of the share-based compensation plans is to align the interests of management with those of shareholders by providing incentives to improve the company’s performance on a long-term basis, thereby increasing shareholder value.

The company has the following plans:

  performance shares: rights to receive common shares in the future based on performance and service conditions;
  restricted shares: rights to receive common shares in the future based on a service condition; and
  options on its common shares, including the 2012 and 2013 Accelerate! grant.

Since 2013 the Board of Management and other members of the Executive Committee are only granted performance shares*). Performance shares as well as restricted shares can be granted to executives, certain selected employees and new employees. Prior to 2013 options were also granted.

Under the terms of employee stock purchase plans established by the company in various countries, employees are eligible to purchase a limited number of Philips shares at discounted prices through payroll withholdings.

Share-based compensation costs were EUR 116 million (2020: EUR 121 million; 2019: EUR 105 million). This includes the employee stock purchase plan of EUR 7 million, which is not a share-based compensation that affects equity . In the Consolidated statements of changes in equity EUR 110 million is recognized in 2021 and represent the costs of the share-based compensation plans. The amount recognized as an expense is adjusted for forfeiture. USD-denominated performance shares, restricted shares and options are granted to employees in the United States only.

Performance shares

The performance is measured over a three-year performance period. The performance shares granted in 2019 have two performance conditions, relative Total Shareholders’ Return ('TSR') compared to a peer group of 20 companies including Philips (2020: 20 companies, 2019; 20 companies) and adjusted Earnings Per Share growth ('EPS'). For performance shares granted in 2020 onwards, an additional non-financial criterion was added around sustainability. The introduction of the sustainability criterion reflects a further alignment of the remuneration package for the Board of Management with Philips‘ mission, vision and aim to act as a responsible member of society. The criterion is based on three Sustainable Development Goals ('SDG') as defined by the United Nations that are included in Philips’ strategy on sustainability (refer to Environment, Social and Governance).

The performance shares vest three years after the grant date. The number of performance shares that will vest is dependent on achieving the performance conditions provided that the grantee is still employed with the company. For the performance shares with a grant date in 2019 the two financial conditions, TSR and EPS, are equally weighted, while for the performance shares with a grant date in 2020 and 2021 the TSR is weighted 50%, EPS 40% and SDG 10%.

The amount recognized as an expense is adjusted for actual performance of adjusted EPS growth and the actual realization of the SDGs since these are non-market performance conditions. It is not adjusted for non-vesting or extra vesting of performance shares due to a relative TSR performance that differs from the performance anticipated at the grant date, since this is a market-based performance condition.

The fair value of the performance shares is measured based on Monte-Carlo simulation, which takes into account dividend payments between the grant date and the vesting date by including reinvested dividends as well as the market conditions expected to impact relative Total Shareholders’ Return performance in relation to selected peers. The following weighted-average assumptions were used for the 2021 grants:

  Risk-free rate: (0.69)%
  Expected share price volatility: 28%

The assumptions were used for these calculations only and do not necessarily represent an indication of Management’s expectation of future developments for other purposes. The company has based its volatility assumptions on historical experience measured over a ten-year period.

A summary of the status of the company’s performance share plans as of December 31, 2021 and changes during the year are presented in the following table:

Philips Group

Performance shares

	shares	weighted average grant-date fair value
EUR-denominated
Outstanding at January 1, 2021	3,545,312	41.31
Granted	1,121,001	50.73
Notional dividends1)	62,872	45.22
Vested/Issued	1,466,223	39.18
Forfeited	272,873	45.90
Adjusted quantity2)	107,624	37.67
Outstanding at December 31, 2021	3,097,713	45.28

USD-denominated
Outstanding at January 1, 2021	2,412,767	47.10
Granted	693,918	61.32
Notional dividends1)	41,324	51.42
Vested/Issued	947,772	47.48
Forfeited	268,500	51.29
Adjusted quantity2)	73,264	50.06
Outstanding at December 31, 2021	2,005,000	51.48
1)Dividend declared in 2021 on outstanding shares.2)Adjusted quantity includes the adjustments made to Performance shares outstanding due to updates on the actual and expected EPS.

As of December 31, 2021, a total of EUR 110 million of unrecognized compensation costs relate to non-vested performance shares (as of December 31, 2020 EUR 116 million; as of December 31, 2019 EUR 106 million). These costs are expected to be recognized over a weighted-average period of 1.89 years.

Restricted shares

The fair value of restricted shares is equal to the share price at grant date. The Company issues restricted shares that, in general, have a 3 year cliff-vesting period provided that the grantee is still employed with the company.

A summary of the status of the Company’s restricted shares as of December 31, 2021 and changes during the year are presented in the following table:

Philips Group

Restricted shares

	shares	weighted average grant-date fair value
EUR-denominated
Outstanding at January 1, 2021	1,813,385	36.20
Granted	631,347	44.41
Notional dividends1)	33,430	39.69
Vested/Issued	671,703	33.96
Forfeited	187,648	40.19
Cancelled	323	35.72
Outstanding at December 31, 2021	1,618,488	39.93

USD-denominated
Outstanding at January 1, 2021	1,649,847	41.14
Granted	721,469	53.42
Notional dividends1)	30,551	44.99
Vested/Issued	584,833	40.64
Forfeited	206,013	46.09
Outstanding at December 31, 2021	1,611,021	46.26
1)Dividend declared in 2021 on outstanding shares.

At December 31, 2021, a total of EUR 66 million of unrecognized compensation costs relate to non-vested restricted shares (at December 31, 2020 EUR 62 million; at December 31, 2019 EUR 59 million). These costs are expected to be recognized over a weighted-average period of 1.8 years.

Option plans

The Company granted options that expire after ten years. These options vest after three years, provided that the grantee is still employed with the company. All outstanding options have vested as of December 31, 2021.

The following tables summarize information about the Company’s options as of December 31, 2021 and changes during the year:

Philips Group

Options on EUR-denominated listed share

	options	weighted average exercise price
Outstanding at January 1, 2021	491,914	17.10
Exercised	233,265	19.03
Expired	19,572	20.48
Outstanding at December 31, 2021	239,077	14.93

Exercisable at December 31, 2021	239,077	14.93

The exercise prices range from EUR 14.82 to EUR 23.23. The weighted average remaining contractual term for options outstanding and options exercisable at December 31, 2021, was 0.3 years. The aggregate intrinsic value of the options outstanding and options exercisable at December 31, 2021, was EUR 4 million.

The total intrinsic value of options exercised during 2021 was EUR 6 million (2020: EUR 9 million, 2019: EUR 13 million).

Philips Group

Options on USD-denominated listed share

	options	weighted average exercise price
Outstanding at January 1, 2021	387,177	23.72
Exercised	220,662	26.12
Expired	16,350	27.83
Outstanding at December 31, 2021	150,165	19.75

Exercisable at December 31, 2021	150,165	19.75

The exercise prices range from 19.50 to 30.27. The weighted average remaining contractual term for options outstanding and options exercisable as of December 31, 2021, was 0.3 years. The aggregate intrinsic value of the options outstanding and options exercisable as of December 31, 2021, was 3 million.

The total intrinsic value of options exercised during 2021 was USD7 million (2020; USD 11 million, 2019: USD 11 million).

At December 31, 2021 there were no unrecognized compensation costs related to outstanding options. Cash received from exercises under the Company’s option plans amounted to EUR 9 million in 2021 (2020: EUR 21 million, 2019: EUR 28 million), The actual tax deductions realized as a result of USD option exercises totaled approximately 1 million in 2021 (2020: EUR 3 million, 2019: EUR 2 million).

The outstanding options as of December 31, 2021 are categorized in exercise price ranges as follows:

Philips Group

Outstanding options

in millions of EUR unless otherwise stated

	options	intrinsic value in millions	weighted average remaining contractual term
EUR-denominated
10-15	229,660	4.1	0.3
15-20	8,100	0.1	0.5
20-25	1,317		1.0
Outstanding options	239,077	4.3	0.3

USD-denominated
15-20	143,415	2.5	0.3
20-25	3,600	0.1	0.4
25-30
30-35	3,150		0.9
Outstanding options	150,165	2.6	0.3

The aggregate intrinsic value in the tables and text above represents the total pre-tax intrinsic value (the difference between the Company’s closing share price on the last trading day of 2021 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders if the options had been exercised on December 31, 2021.

The following table summarizes information about the Company’s Accelerate! options as of December 31, 2021 and changes during the year:

Philips Group

Accelerate! options

	options	weighted average exercise price
EUR-denominated
Outstanding at January 1, 2021	163,200	17.66
Exercised	26,225	15.24
Outstanding at December 31, 2021	136,975	18.13

Exercisable at December 31, 2021	136,975	18.13

USD-denominated
Outstanding at January 1, 2021	37,800	20.02
Exercised	20,300	20.02
Expired
Outstanding at December 31, 2021	17,500	20.02

Exercisable at December 31, 2021	17,500	20.02

The exercise prices of the Accelerate! options are EUR 15.24 and EUR 22.43 for EUR-denominated options and is USD 20.02 for USD-denominated options. The weighted average remaining contractual term for EUR-denominated Accelerate! options outstanding and exercisable at December 31, 2021 was 0.5 years. The weighted average remaining contractual term for USD-Accelerate! options outstanding and exercisable at December 31, 2021 was 0.1 years. The aggregate intrinsic value of the EUR-denominated Accelerate! options outstanding and exercisable at December 31, 2021, was EUR 2 million. The aggregate intrinsic value of the USD-denominated Accelerate! options outstanding and exercisable at December 31, 2021 was USD 0.30 million.

The total intrinsic value of Accelerate! options exercised during 2021 was EUR 0.7 million for EUR-denominated options (2020: EUR 1.6 million, 2019: EUR 2 million) and USD 0.7 million for USD-denominated options (2020: USD 0.9 million, 2019: USD 1 million).

Cash received from exercises for EUR-denominated and USD-denominated Accelerate! options amounted to EUR 0.7 million in 2021 (2020: EUR 1.4 million, 2019: EUR 2 million). The actual tax deductions realized as a result of Accelerate! USD options exercises totaled approximately EUR 0.1 million in 2021 (2020: EUR 0.1 million, 2019: EUR 0.2 million).

*)Executive Committee members can receive restricted share rights as a sign-on LTI awards upon hiring.